OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2018
OTHER INCOME
Schedule of other income

	Year Ended December 31,
	2018	2017
(Gain) loss on disposal of property, plant and mine development	$(22,764)	$8,815
Interest income	(10,245)	(10,564)
Other	(2,285)	(2,128)
Other income	$(35,294)	$(3,877)